UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04443

 NAME OF REGISTRANT:                     Eaton Vance Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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Eaton Vance Investment Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Floating-Rate Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 3/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Floating-Rate Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance Short Duration Municipal Opportunities Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260 Date of fiscal year end: 3/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance Short Duration Municipal Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNI 2020 TERM TRUST                                                              Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249X109
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BKK
            ISIN:  US09249X1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          Withheld                       Against
       R. Glenn Hubbard                                          Mgmt          Withheld                       Against
       John M. Perlowski                                         Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INTER DURATION MUN TERM FD                                                           Agenda Number:  935346141
--------------------------------------------------------------------------------------------------------------------------
        Security:  670671106
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  NID
            ISIN:  US6706711065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Jack B. Evans                                             Mgmt          No vote
       Matthew Thornton III                                      Mgmt          No vote



* Management position unknown


ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260 Date of fiscal year end: 3/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance National Limited Maturity Municipal Income Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance New York Municipal Opportunities Fund, a series of Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260 Date of fiscal year end: 3/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance New York Municipal Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Investment Trust
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/27/2021